Goodwill and Other Intangible Assets -- Other Intangible Assets (Details) (10-K) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 631	$ 76
Finite-Lived Intangible Assets, Accumulated Amortization	(72)	(55)
Finite-Lived Intangible Assets, Net	559	21
Trade Names [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	220
Finite-Lived Intangible Assets, Accumulated Amortization	0
Finite-Lived Intangible Assets, Net	220
Intangible Assets Arising from Insurance Contracts Acquired in Business Combination [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	141	36
Finite-Lived Intangible Assets, Accumulated Amortization	(39)	(32)
Finite-Lived Intangible Assets, Net	102	4
Internet Domain Names [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	1	1
Finite-Lived Intangible Assets, Accumulated Amortization	0	0
Finite-Lived Intangible Assets, Net	1	1
Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	223	18
Finite-Lived Intangible Assets, Accumulated Amortization	(24)	(15)
Finite-Lived Intangible Assets, Net	199	3
Customer Lists [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	9	9
Finite-Lived Intangible Assets, Accumulated Amortization	(9)	(8)
Finite-Lived Intangible Assets, Net	0	1
Licensing Agreements [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	37	12
Finite-Lived Intangible Assets, Accumulated Amortization	0	0
Finite-Lived Intangible Assets, Net	37	$ 12
OneMain [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 555